Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Investment properties	$ 58,651	$ 62,078
Equity accounted investments	20,727	19,547
Property, plant and equipment	5,694	5,484
Goodwill	1,021	931
Intangible assets	991	899
Other non-current assets	5,424	5,339
Loans and notes receivable	299	204
Total non-current assets	92,807	94,482
Current assets
Loans and notes receivable	369	720
Accounts receivable and other	1,916	2,081
Cash and cash equivalents	1,703	2,208
Total current assets	3,988	5,009
Assets held for sale	2,090	3,100
Total assets	98,885	102,591
Non-current liabilities
Debt obligations	33,602	35,964
Capital securities	1,291	2,671
Other non-current liabilities	1,545	1,542
Deferred tax liabilities	1,811	2,495
Total non-current liabilities	38,249	42,672
Current liabilities
Debt obligations	14,391	14,719
Capital securities	105	158
Accounts payable and other liabilities	5,885	5,895
Total current liabilities	20,381	20,772
Liabilities associated with assets held for sale	53	898
Total liabilities	58,683	64,342
Equity
Limited partners	8,011	7,718
General partner	3	3
Preferred equity	699	699
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	14,316	13,795
FV LTIP units of the Operating Partnership	11	12
Interests of others in operating subsidiaries and properties	17,162	16,022
Total equity	40,202	38,249
Total liabilities and equity	$ 98,885	$ 102,591